Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value [Line Items]
Balance beginning			$ 14
Issued during the year					1,741
Change in fair value			(14)		(1,727)
Partial settlement – cash
Amount transferred to Equity	[1]
Translation effect
Balance – end of year					$ 14
Fair value per warrant issuable (in Dollars per share)					$ 0.001
T02 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value [Line Items]
Balance beginning		47	$ 1,641
Issued during the year					1,773
Change in fair value			(1,594)		(132)
Partial settlement – cash
Amount transferred to Equity				[1]		[1]
Translation effect
Balance – end of year			$ 47		$ 1,641
Fair value per warrant issuable (in Dollars per share)			$ 0.001		$ 0.033
Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value [Line Items]
Balance beginning	[1]	$ 102	$ 2,138		$ 2,935
Issued during the year	[1]
Change in fair value	[1]		(524)
Partial settlement – cash	[1]				(673)
Amount transferred to Equity	[1]		(1,412)
Translation effect	[1]		(100)		(124)
Balance – end of year	[1]		$ 102		$ 2,138
Fair value per warrant issuable (in Dollars per share)	[1]		$ 0.026

[1]	The December 31, 2019 $2,935 estimated fair value of the Financing Facility comprises the $673 cash settlement paid by the Company in June 2019, and the $2,262 market value of 9,330,000 common shares and 3,996,864 warrants issued on settlement of the Facility on February 23, 2020. The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.